UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W., North Tower – Suite 200
Washington, D.C.  20007-5118
 (Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments
(Schedule of Investments)

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.2% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 13	$ 13	$ 13

Multifamily1	3.75%	Aug-2048	4,140	4,136	4,059
	4.00%	Dec-2053	66,355	66,330	65,433
	5.35%	Mar-2047	7,519	7,530	7,934
	5.55%	Aug-2042	8,206	8,209	8,523
	5.60%	Jun-2038	2,554	2,559	2,580
	5.65%	Oct-2038	1,983	2,020	1,983
	5.80%	Jan-2053	2,077	2,087	2,280
	5.87%	Jun-2044	1,826	1,825	1,997
	5.89%	Apr-2038	4,793	4,799	4,986
	6.02%	Jun-2035	4,997	4,980	5,051
	6.20%	Apr-2052	11,717	11,712	13,074
	6.40%	Aug-2046	3,880	3,882	4,338
	6.60%	Jan-2050	3,416	3,449	3,861
	6.75%	Apr-2040 - Jul-2040	4,990	4,973	5,090
	7.13%	Mar-2040	7,285	7,271	7,370
	7.20%	Dec-2033 - Oct-2039	8,964	8,972	8,980
	7.50%	Sep-2032	1,407	1,401	1,560
	7.93%	Apr-2042	2,734	2,734	3,033
	8.75%	Aug-2036	3,415	3,418	3,425
			152,258	152,287	155,557
Total FHA Permanent Securities			$ 152,271	$ 152,300	$ 155,570

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Ginnie Mae Securities (26.9% of net assets)
				Commitment
	Interest Rate	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		-	$ 10,382	$ 10,527	$ 11,074
	4.50%	Aug-2040		-	6,237	6,396	6,798
	5.50%	Jan-2033 - Jun-2037		-	5,382	5,360	6,034
	6.00%	Jan-2032 - Aug-2037		-	3,519	3,520	3,981
	6.50%	Jul-2028		-	65	65	75
	7.00%	Nov-2016 - Jan-2030		-	1,676	1,688	1,941
	7.50%	Nov-2014 - Aug-2030		-	980	992	1,138
	8.00%	Jun-2023 - Nov-2030		-	690	704	823
	8.50%	Jun-2022 - Aug-2027		-	685	691	801
	9.00%	Mar-2017 - Jun-2025		-	214	218	248
	9.50%	Sep-2021 - Sep-2030		-	68	69	79
				-	29,898	30,230	32,992

Multifamily1	2.11%	Apr-2033		-	8,084	8,140	8,135
	2.18%	May-2039		-	21,107	21,312	21,329
	2.31%	Nov-2051		-	7,076	7,079	6,392
	2.32%	Apr-2054		-	23,341	23,989	21,975
	2.41%	May-2030		-	464	468	464
	2.55%	Feb-2048		-	23,346	23,560	22,290
	2.70%	Jul-2048		-	12,831	12,952	12,404
	2.70%	Jan-2053		-	51,015	51,523	47,444
	2.72%	Feb-2044		-	3,803	3,937	3,779
	2.82%	Apr-2050		-	1,500	1,539	1,424
	2.87%	Feb-2036 - Dec-2043		-	25,000	25,395	24,679
	2.87%	Mar-2054		-	40,625	41,846	39,901
	2.89%	Mar-2046		-	32,000	32,279	30,876
	3.05%	May-2044		-	45,500	45,889	45,593
	3.17%	Oct-2043		-	10,852	10,991	11,068
	3.19%	Jan-2049		-	17,025	17,811	16,280
	3.20%	Jul-2041 - Sep-2051		-	15,000	14,866	14,974
	3.25%	Sep-2054		-	35,000	34,656	34,403
	3.26%	Feb-2038 - Nov-2043		-	25,000	25,210	24,666
	3.30%	May-2055		-	10,000	9,490	9,675
	3.31%	Nov-2037		-	3,992	4,144	4,069
	3.34%	Jun-2052		-	43,843	40,939	44,200
	3.35%	Nov-2042 - Mar-2044		-	25,000	24,386	24,726
	3.37%	Dec-2046		-	19,200	19,518	18,717
	3.40%	Apr-2017 - Jul-2046		-	9,045	9,347	9,011
	3.49%	Mar-2042		-	28,000	29,319	28,970
	3.49%	Feb-2044		-	4,000	4,249	3,949
	3.50%	Feb-2051 - Jan-2054		-	31,364	31,184	31,663
	3.55%	May-2042		-	10,000	10,200	10,028
	3.64%	Sep-2041		-	10,000	10,775	10,392
	3.67%	Oct-2043		-	18,792	18,944	19,265
	3.81%	Nov-2053		-	55,058	55,725	57,759
	3.81%	Dec-2053		-	10,927	11,038	11,476
	3.95%	Dec-2045 - Jul-2053		-	14,639	14,216	15,152
	3.98%	Sep-2046		-	10,000	10,869	10,520
	3.99%	Sep-2043		-	20,000	20,919	20,693
	4.00%	Jun-2045		-	20,000	20,295	20,800
	4.00%	May-2049		-	31,500	34,174	33,202
	4.01%	Apr-2046		-	10,000	10,036	10,215
	4.05%	Feb-2052		-	6,516	6,519	6,790
	4.15%	Apr-2053		-	69,063	70,454	73,461
	4.15%	Jun-2053		-	2,248	2,283	2,361
	4.24%	May-2041		-	7,000	7,452	7,388
	4.25%	Sep-2038		-	39,114	39,386	41,263
	4.42%	Feb-2031		-	33,286	33,460	34,783
	4.63%	Sep-2037	2	-	1,500	1,460	1,511
	4.73%	Nov-2045		-	593	603	598
	4.83%	May-2046	2	-	5,135	5,135	5,188
	4.86%	Jan-2053		-	41,796	42,112	46,234
	4.87%	Apr-2042		-	96,443	97,239	104,996
	4.90%	Mar-2044	2	-	1,000	990	1,014
	4.94%	Jun-2046	2	-	3,715	3,720	3,739
	4.99%	Mar-2030 - Sep-2034		-	2,244	2,386	2,269
	5.01%	Mar-2038		-	15,041	15,600	15,610
	5.05%	Apr-2049	2	-	2,825	2,828	2,891
	5.15%	Dec-2050		-	15,557	15,399	17,351
	5.21%	Mar-2053		-	49,407	49,469	55,090
	5.25%	Apr-2037		-	19,750	19,743	21,576
	5.34%	Jul-2040		-	18,000	17,720	19,567
	5.55%	May-2049	2	-	10,250	10,252	10,555

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Ginnie Mae Securities (26.9% of net assets)

Commitment
Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value
			-	1,224,412	1,237,419	1,256,793

Forward Commitments1	5.45%	Feb-2055	2,650	-	-	309
Total Ginnie Mae Securities			$ 2,650	$ 1,254,310	$ 1,267,649	$ 1,290,094

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.4% of net assets)

	Interest Rates3			Commitment
	Permanent	Construction	Maturity Date	Amount4	Face Amount	Amortized Cost	Value

Multifamily1	2.35%	2.35%	Jan-2054	$ 15,850	$ 15,356	$ 15,839	$ 14,408
	3.20%	3.20%	Oct-2053	10,078	9,309	9,610	9,282
	3.85%	6.25%	Jan-2056	33,400	1,000	1,334	2,460
	3.85%	6.70%	Oct-2054	31,865	20,744	20,914	22,852
	3.90%	3.90%	Apr-2055	16,972	5,321	5,997	6,256
	4.09%	4.09%	Feb-2056	58,084	7,659	8,543	10,152
Total Ginnie Mae Construction Securities				$ 166,249	$ 59,389	$ 62,237	$ 65,410

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Fannie Mae Securities (36.8% of net assets)
	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.41%	5	Mar-2037	$ 813	$ 803	$ 812
	0.46%	5	Jul-2043	21,762	21,586	21,604
	0.51%	5	Mar-2043	17,709	17,664	17,641
	0.54%	5	Nov-2042	12,364	12,368	12,338
	0.56%	5	Apr-2037 - Oct-2042	18,778	18,787	18,732
	0.62%	5	Oct-2042	10,214	10,270	10,228
	0.66%	5	Dec-2040	38,353	38,037	38,509
	0.66%	5	Feb-2042 - Feb-2043	35,365	35,389	35,527
	0.68%	5	Jun-2042	8,290	8,344	8,354
	0.71%	5	Mar-2042	19,256	19,298	19,358
	0.76%	5	Mar-2042 - Oct-2043	23,379	23,471	23,578
	1.93%	5	Nov-2033	3,644	3,647	3,807
	1.98%	5	Aug-2033	266	265	279
	2.05%	5	Jul-2033	565	562	596
	2.17%	5	Apr-2034	2,082	2,147	2,225
	2.22%	5	Sep-2035	1,139	1,135	1,217
	2.25%	5	May-2033 - Nov-2034	2,938	3,010	3,120
	2.32%	5	Aug-2033	2,500	2,495	2,653
	2.34%	5	Jul-2033 - Aug-2033	4,122	4,133	4,378
	3.00%		Apr-2042 - Dec-2042	19,012	19,670	18,797
	3.50%		Oct-2026 - Nov-2042	74,884	78,032	76,699
	4.00%		Jun-2018 - Nov-2041	82,321	84,150	87,085
	4.50%		Mar-2015 - Sep-2043	98,928	103,135	106,597
	4.50%		Jul-2041	23,983	25,557	25,915
	5.00%		Sep-2016 - Apr-2041	44,488	46,117	48,710
	5.50%		Jul-2017 - Jun-2038	23,704	23,804	26,316
	6.00%		Apr-2016 - Nov-2037	12,126	12,194	13,638
	6.50%		Nov-2016 - Jul-2036	2,944	3,006	3,282
	7.00%		Mar-2015 - May-2032	1,621	1,623	1,862
	7.50%		Nov-2016 - Sep-2031	589	574	681
	8.00%		Apr-2030 - May-2031	83	84	89
	8.50%		Mar-2015 - Apr-2031	91	93	101
	9.00%		May-2025	1	1	1
				608,314	621,451	634,729

Multifamily1	0.52%		Jan-2023	4,834	4,830	4,831
	2.21%		Dec-2022	24,906	24,936	24,242
	2.21%		Dec-2022	32,817	32,857	31,942
	2.24%		Dec-2022	32,735	32,775	31,925
	2.26%		Nov-2022	6,780	6,836	6,626
	2.48%		Jul-2021	45,000	45,218	45,118
	2.71%		Jan-2021	8,925	8,941	9,057
	2.84%		Mar-2022	3,764	3,800	3,832
	2.85%		Mar-2022	33,000	33,171	33,483
	2.99%		Jun-2025	2,750	2,771	2,738
	3.22%		Sep-2026	28,451	28,540	28,617
	3.36%		Dec-2023	8,456	8,541	8,778
	3.41%		Sep-2023	15,027	15,308	15,684
	3.46%		Dec-2023	3,500	3,529	3,651
	3.54%		Oct-2021	7,486	7,538	7,925
	3.61%		Sep-2023	6,828	6,952	7,203
	3.66%		Jul-2021	120,325	120,502	128,079
	3.66%		Oct-2023	5,019	5,126	5,328
	3.87%		Sep-2023	2,631	2,748	2,815
	4.00%		Sep-2021	15,860	15,881	16,989
	4.03%		Oct-2021	7,202	7,212	7,793
	4.06%		Oct-2025	25,420	25,570	27,203
	4.15%		Jun-2021	9,309	9,330	10,106
	4.22%		Jul-2018	1,949	1,946	2,063
	4.25%		May-2021	4,301	4,301	4,692
	4.27%		Nov-2019	6,062	6,052	6,596
	4.32%		Nov-2019	2,997	2,994	3,268
	4.33%		Nov-2019 - Mar-2021	6,082	6,085	6,639
	4.33%		Mar-2020	20,000	19,986	21,816
	4.38%		Apr-2020	10,291	10,309	11,255
	4.44%		May-2020	6,097	6,100	6,690
	4.49%		Jun-2021	988	999	1,085
	4.50%		Feb-2020	4,268	4,266	4,622
	4.52%		Nov-2019 - May-2021	7,243	7,294	7,956
	4.55%		Nov-2019	2,860	2,858	3,141
	4.56%		Jul-2019 - May-2021	8,495	8,524	9,314
	4.64%		Aug-2019	18,259	18,261	20,081
	4.66%		Jul-2021	1,364	1,378	1,484
	4.68%		Jul-2019	13,223	13,184	14,551
	4.69%		Jan-2020 - Jun-2035	14,135	14,200	15,579
	4.71%		Mar-2021	5,921	5,993	6,542
	4.73%		Feb-2021	1,552	1,568	1,716
	4.80%		Jun-2019	2,162	2,155	2,381

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Fannie Mae Securities (36.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	4.86%	May-2019	1,445	1,441	1,594
	4.89%	Nov-2019	872	875	966
	4.94%	Apr-2019	3,483	3,472	3,848
	5.00%	Jun-2019	1,885	1,881	2,091
	5.02%	Jun-2019	818	820	905
	5.04%	Jun-2019	1,865	1,863	2,066
	5.05%	Jun-2019 - Jul-2019	3,179	3,175	3,526
	5.08%	Apr-2021	40,000	40,003	44,314
	5.09%	Jun-2018	6,341	6,441	6,908
	5.11%	Jul-2019	871	877	967
	5.12%	Jul-2019	8,700	8,672	9,664
	5.13%	Jul-2019	885	882	985
	5.15%	Oct-2022	3,065	3,084	3,367
	5.21%	Jan-2018	3,705	3,687	3,887
	5.25%	Jan-2020	6,805	6,815	7,622
	5.29%	May-2022	5,240	5,240	5,913
	5.30%	Aug-2029	6,571	6,433	7,337
	5.37%	Jun-2017	1,369	1,386	1,463
	5.45%	May-2033	2,789	2,800	3,058
	5.46%	Feb-2017	44,296	44,486	47,892
	5.47%	Aug-2024	8,264	8,309	9,203
	5.52%	Mar-2018	585	594	642
	5.53%	Apr-2017	60,905	60,910	66,096
	5.59%	May-2017	6,714	6,713	7,200
	5.60%	Feb-2018 - Jan-2024	10,930	10,931	12,324
	5.63%	Dec-2019	7,415	7,445	8,123
	5.69%	Jun-2041	4,845	4,994	5,426
	5.70%	Jun-2016	1,322	1,330	1,398
	5.75%	Jun-2041	2,348	2,431	2,627
	5.80%	Jun-2018	67,373	67,228	75,280
	5.86%	Dec-2016	116	116	122
	5.91%	Mar-2037	1,959	2,000	2,209
	5.92%	Dec-2016	91	91	96
	5.96%	Jan-2029	393	395	439
	6.03%	Jun-2017 - Jun-2036	4,882	4,965	5,267
	6.06%	Jul-2034	9,330	9,553	10,488
	6.11%	Aug-2017	5,601	5,629	6,191
	6.13%	Dec-2016	1,103	1,115	1,204
	6.14%	Sep-2033	287	302	322
	6.15%	Jul-2019	32,691	32,694	37,084
	6.15%	Jan-2023 - Oct-2032	6,994	7,032	7,586
	6.22%	Aug-2032	1,658	1,686	1,834
	6.23%	Sep-2034	1,361	1,409	1,545
	6.28%	Nov-2028	2,776	2,901	3,120
	6.35%	Aug-2032	10,126	10,152	11,227
	6.38%	Jul-2021	5,346	5,364	6,187
	6.39%	Apr-2019	892	888	966
	6.52%	May-2029	5,049	5,378	5,737
	6.63%	Apr-2019	2,030	2,030	2,191
	6.80%	Jul-2016	230	230	243
	7.01%	Apr-2031	3,033	3,034	3,273
	7.07%	Feb-2031	15,232	15,345	16,340
	7.18%	Aug-2016	152	152	161
	7.20%	Aug-2029	841	829	845
	7.26%	Dec-2018	6,297	6,392	6,695
	7.50%	Dec-2014	78	77	79
	7.75%	Dec-2024	1,500	1,500	1,516
	8.40%	Jul-2023	375	371	377
	8.50%	Nov-2019	2,309	2,435	2,686
	8.63%	Sep-2028	5,753	5,753	5,785
			1,032,644	1,036,401	1,103,943

TBA6	3.36%	Oct-2029	12,500	12,513	12,497
	3.40%	Oct-2026	3,200	3,238	3,261
	3.43%	Oct-2026	7,608	7,698	7,772
			23,308	23,449	23,530
Total Fannie Mae Securities			$ 1,664,266	$ 1,681,301	$ 1,762,202

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.0% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.45%	5	Feb-2036	$ 3,544	$ 3,544	$ 3,555
	0.50%	5	Apr-2036 - Jan-2043	21,934	21,947	21,874
	0.55%	5	Aug-2043	9,364	9,358	9,358
	0.63%	5	Oct-2040	9,104	9,094	9,150
	0.65%	5	Oct-2040 - Jun-2044	44,781	47,728	47,985
	0.65%	5	Jun-2042	26,169	23,194	23,283
	2.27%	5	Jul-2035	637	635	684
	2.35%	5	Jun-2033 - Oct-2033	2,356	2,339	2,504
	3.00%		Aug-2042 - Nov-2043	138,828	141,831	137,364
	3.50%		Jan-2026 - Oct-2044	105,029	108,759	108,068
	4.00%		Nov-2014 - Jan-2041	55,753	57,110	59,006
	4.50%		Aug-2018 - Mar-2044	124,944	131,982	135,052
	5.00%		Jan-2019 - Mar-2041	31,276	31,970	34,025
	5.50%		Oct-2017 - Jul-2038	11,938	11,873	13,266
	6.00%		Aug-2016 - Feb-2038	10,214	10,356	11,484
	6.50%		Feb-2016 - Nov-2037	1,504	1,520	1,694
	7.00%		Dec-2015 - Mar-2030	89	82	102
	7.50%		Aug-2029 - Apr-2031	95	92	112
	8.00%		Jul-2015 - Feb-2030	24	23	28
	8.50%		Nov-2018 - Jan-2025	112	112	130
	9.00%		Mar-2025	93	93	112
				597,788	613,642	618,836

Multifamily1	2.95%		Jan-2018	2,585	2,508	2,643
	5.38%		Dec-2028	20,000	20,004	22,026
	5.42%		Apr-2016	4,372	4,365	4,594
	5.65%		Apr-2016	4,275	4,279	4,539
				31,232	31,156	33,802

TBA6	3.50%		Oct-2044	15,000	15,288	15,302
Total Freddie Mac Securities				$ 644,020	$ 660,086	$ 667,940

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (3.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,190	$ 9,704
Deutsche Bank	2.94%	Jan-2046	19,070	19,601	18,723
Nomura	3.19%	Mar-2046	20,000	20,455	19,828
JP Morgan	3.48%	Jun-2045	10,000	10,524	10,287
Citigroup	3.62%	Jul-2047	8,000	8,238	8,107
Barclays/JP Morgan	3.81%	Jul-2047	2,250	2,317	2,315
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,148	5,137
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,147	5,220
Barclays/ JP	4.00%	Apr-2047	5,000	5,148	5,226
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,587	20,993
Barclays/JP Morgan	4.08%	Feb-2047	6,825	7,214	7,181
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,204	7,490
Deutsche Bank	5.00%	Nov-2046	18,990	19,488	21,198
Total Commercial Mortgage Backed Securities			$ 137,135	$ 141,261	$ 141,409

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Other Multifamily Investments (0.3% of net assets)

	Interest Rates3
Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Privately Insured Construction/Permanent Mortgages1,7
IL Housing Development Authority	5.40%	5.40%	Apr-2047	8,413	8,416	8,023
IL Housing Development Authority	6.20%	-	Dec-2047	3,166	3,178	3,081
IL Housing Development Authority	6.40%	6.40%	Nov-2048	955	967	922
Total Other Multifamily Investments				$ 12,534	$ 12,561	$ 12,026

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (6.5% of net assets)

		Interest Rates3				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount4	Face Amount	Amortized Cost	Value

Multifamily1	Minnesota Housing Authority	-	0.60%	May-2016		$ 27,000	$ 27,000	$ 27,017	$ 26,983
	MassHousing	-	3.25%	Oct-2015	8	21,050	20,530	20,526	20,536
	MassHousing	-	3.45%	Oct-2017	8	52,543	38,986	38,723	38,948
	MassHousing	-	3.50%	Oct-2015	8	12,435	10,485	10,481	10,474
	MassHousing	-	3.83%	Apr-2015	8	5,000	850	849	850
	MassHousing	-	4.30%	Jun-2015	8	34,700	9,200	9,200	9,230
	NYC Housing Development Corp	3.75%	-	May-2035		-	5,000	5,000	5,014
	MassHousing	4.00%	-	Dec-2028		-	5,000	5,103	5,106
	NYC Housing Development Corp	4.04%	-	Nov-2032		-	1,305	1,305	1,267
	MassHousing	4.13%	-	Dec-2036		-	5,000	5,000	4,967
	MassHousing	4.20%	-	Dec-2039		-	8,305	8,305	8,254
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,183
	NYC Housing Development Corp	4.29%	-	Nov-2037		-	1,190	1,190	1,166
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,313
	NYC Housing Development Corp	4.44%	-	Nov-2041		-	1,120	1,120	1,113
	NYC Housing Development Corp	4.49%	-	Nov-2044		-	1,000	1,000	996
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,737
	MassHousing	4.50%	-	Dec-2056		-	45,000	45,000	45,254
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,779
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,726
	NYC Housing Development Corp	4.78%	-	Aug-2026		-	12,500	12,504	12,774
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	2,943
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	9,056
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,682	14,087
	MassHousing	5.55%	-	Nov-2039		-	5,000	4,980	5,238
	MassHousing	5.69%	-	Nov-2018		-	4,040	4,042	4,327
	MassHousing	5.70%	-	Jun-2040		-	13,875	13,877	14,640
	NYC Housing Development Corp	5.92%	-	Dec-2037		-	6,085	6,088	6,146
	MassHousing	6.42%	-	Nov-2039		-	22,000	22,000	23,863
	MassHousing	6.50%	-	Dec-2039		-	715	719	743
	MassHousing	6.58%	-	Dec-2039		-	11,385	11,389	11,965
	MassHousing	6.70%	-	Jun-2040		-	11,330	11,330	12,261
Total State Housing Finance Agency Securities						$ 152,728	$ 305,541	$ 305,394	$ 311,939

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

United States Treasury Securities (7.1% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	Nov-2017	$ 20,000	$ 19,965	$ 19,638
0.75%	Dec-2017 - Feb-2018	30,000	29,924	29,491
0.88%	Jan-2018	45,000	45,019	44,402
1.38%	Sep-2018	45,000	45,036	44,719
1.50%	Dec-2018 - Feb-2019	30,000	29,730	29,827
2.13%	Aug-2021	5,000	5,055	4,975
2.38%	Aug-2024	40,000	39,500	39,538
2.50%	May-2024	50,000	49,599	50,033
2.75%	Nov-2023 - Feb-2024	20,000	19,638	20,500
2.75%	Feb-2024	25,000	24,988	25,588
3.13%	May-2021	30,000	31,251	31,788
Total United States Treasury Securities		$ 340,000	$ 339,705	$ 340,499

Total Fixed-Income Investments		$ 4,569,466	$ 4,622,494	$ 4,747,089

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.9	1,000	$ 1	$ -	$ (90)
Total Equity Investment	1,000	$ 1	$ -	$ (90)

Schedule of Portfolio Investments

September 30, 2014 (Dollars in thousands; unaudited)

Short-Term Investments (1.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.01%	October 1, 2014	$ 70,702	$ 70,702	$ 70,702
Total Short-Term Investments			$ 70,702	$ 70,702	$ 70,702

Total Investments			$ 4,640,169	$ 4,693,197	$4,817,701

Schedule of Portfolio Investments

September 30, 2014

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The Trust may make commitments in securities that fund over time. Generally, GNMA construction securities fund over a a 12- to 24- month period. Funding periods for State Housing Finance Agency construction securities vary by deal, but generally fund over a zero- to 48- month period.

5	The coupon rate shown on these floating or adjustable rate securities represents the rate at period end.

6	Represents to be announced (TBA) securities; the particular securities to be delivered are not identified at trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted
"good delivery" standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by MassHousing
(a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2017.
The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervsion of the HIT's Board of Trustees.

9	The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. BACDE is a
Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department
of Treasury, which can facilitate the generation of investments for the HIT or parties other than the HIT. The fair value of the
HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2014

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and  labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (for example, U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates BACDE’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2014:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities
Multi-family	$ -	$ 155,557	$ -	$ 155,557
Single-family	-	-	13	13
Total FHA Permanent Securities	-	155,557	13	155,570
Ginnie Mae Securities	-	1,289,785	-	1,289,785
Ginnie Mae Construction Securities	-	65,410	-	65,410
Fannie Mae Securities	-	1,738,672	-	1,738,672
Freddie Mac Securities	-	652,638	-	652,638
Commercial Mortgage-Backed Securities	-	141,409	-	141,409
State Housing Finance Agency Securities	-	311,939	-	311,939
Other Multifamily Investments	-	12,026	-	12,026
United States Treasury Securities	-	340,499	-	340,499
Equity Investments	-	-	(90)	(90)
Short-Term Investments	70,702	-	-	70,702
Other Financial Instruments*	-	39,141	-	39,141
Total Investment	$ 70,702	$ 4,747,076	$ (77)	$4,817,701

*Other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2014.

Investments in Securities ($ in thousands)
	FHA Permanent	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2013	$ 15	$ 84,175	$ (259)	$ 83,931
Total Unrealized Gain(Loss)(a)	-	-	169	169
Settlements	-	(84,175)	-	(84,175)
Paydowns	(2)	-	-	(2)
Ending balance, 9/30/2014	$ 13	$ -	$ (90)	$ (77)

(a)	Net change in unrealized gain attributable to Level 3 securities held at September 30, 2014, totaled $169,000 and is included in the Statement of Operations.

The HIT does not consider Level 3 investments in securities to be a significant portion of the HIT’s portfolio. The HIT’s policy is to recognize transfers between levels at the beginning of the reporting period. For the nine months ended September 30, 2014, there were no transfers between levels.

Federal Income Taxes

At September 30, 2014, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $4,693,197,000.  Net unrealized gains aggregated $124,504,000 at period-end, of which $163,440,000 related to appreciated investments and $38,936,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
       Name: Stephen Coyle
       Title: Chief Executive Officer

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: November 25, 2014

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: November 24, 2014